Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance	$ 4,202,187	$ 4,216,085
Impairment		(10,684)
Acquisitions	18,199	97
Dispositions		(456)
Foreign currency	(33,022)	(974)
Other	60	(1,881)
Balance	4,187,424	4,202,187
iHM [Member]
Goodwill [Line Items]
Balance	3,234,807	3,236,688
Impairment		0
Acquisitions	17,900	0
Dispositions		0
Foreign currency	0	0
Other	60	(1,881)
Balance	3,252,767	3,234,807
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	585,227	585,307
Impairment		0
Acquisitions	0	0
Dispositions		0
Foreign currency	(653)	(80)
Other	0
Balance	584,574	585,227
International Outdoor Advertising [Member]
Goodwill [Line Items]
Balance	264,907	276,941
Impairment	(10,700)	(10,684)
Acquisitions	0	0
Dispositions		(456)
Foreign currency	(32,369)	(894)
Other	0
Balance	232,538	264,907
Other [Member]
Goodwill [Line Items]
Balance	117,246	117,149
Impairment		0
Acquisitions	299	97
Dispositions		0
Foreign currency	0	0
Other	0	0
Balance	$ 117,545	$ 117,246